Consolidated Schedule of Investments

January 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–31.54%(a)
U.S. Treasury Bills-6.78%
U.S. Treasury Bills(a)	4.62%	05/25/2023	$9,200	$9,068,534

U.S. Treasury Bills(a)	4.64%	06/08/2023	1,480	1,456,205

				10,524,739

U.S. Treasury Floating Rate Notes–24.76%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)(c)	4.63%	01/31/2024	19,200	19,199,794

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)(c)	4.57%	04/30/2024	19,250	19,226,308

				38,426,102

Total U.S. Treasury Securities (Cost $48,975,908)				48,950,841

Exchange-Traded Funds–4.18%
Invesco Treasury Collateral ETF	0.00%		6,489,480	6,480,255

			Shares
Money Market Funds-52.59%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e)			32,837,558	32,837,558

Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(d)(e)			13,510,312	13,514,365

Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Institutional Class, 4.47%(d)(e)			13,885,462	13,885,462

Invesco Treasury Portfolio, Institutional Class, 4.30%(d)(e)			21,370,923	21,370,923

Total Money Market Funds (Cost $81,604,244)				81,608,308

Options Purchased–1.40%
(Cost $3,990,296)(f)				2,170,300

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-89.71 (Cost $141,059,928)				139,209,704

Investments Purchased with Cash Collateral from Securities on Loan Money Market Funds-4.66%
Invesco Private Government Fund 4.36%(d)(e)(g)			2,026,345	2,026,345

Invesco Private Prime Fund 4.59%(d)(e)(g)			5,208,881	5,210,444

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,236,822)				7,236,789

TOTAL INVESTMENTS IN SECURITIES-94.37% (Cost $148,296,750)				146,446,493

OTHER ASSETS LESS LIABILITIES–5.63%				8,738,504

NET ASSETS–100.00%				$155,184,997

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income

Invesco Treasury Collateral ETF	$ -	$ 6,489,480	$ -	$(9,225)	$ -	$ 6,480,255	$ 19,974

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$28,357,639	$20,292,934	$(15,813,015)	$ -	$ -	$32,837,558	$313,615

Invesco Liquid Assets Portfolio, Institutional Class	9,056,334	14,494,953	(10,037,868)	811	135	13,514,365	127,053

Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	10,138,306	24,387,024	(20,639,868)	-	-	13,885,462	91,193

Invesco Treasury Portfolio, Institutional Class	14,239,588	23,191,924	(16,060,589)	-	-	21,370,923	192,106

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	2,760,771	(734,426)	-	-	2,026,345	941*

Invesco Private Prime Fund	-	6,756,762	(1,546,396)	(33)	111	5,210,444	2,855*

Total	$61,791,867	$98,373,848	$(64,832,162)	$(8,447)	$246	$95,325,352	$747,737

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The table below details options purchased.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Exchange-Traded Index Options Purchased(a)

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

S&P 500 Index	Put	09/15/2023	10	USD	3,900.00	USD	3,900,000	$146,300

S&P 500 Index	Put	10/20/2023	10	USD	3,625.00	USD	3,625,000	101,950

S&P 500 Index	Put	08/18/2023	10	USD	4,075.00	USD	4,075,000	183,800

S&P 500 Index	Put	12/15/2023	10	USD	4,100.00	USD	4,100,000	238,400

S&P 500 Index	Put	01/19/2024	10	USD	3,900.00	USD	3,900,000	189,800

S&P 500 Index	Put	02/17/2023	10	USD	4,375.00	USD	4,375,000	295,350

S&P 500 Index	Put	03/17/2023	10	USD	4,175.00	USD	4,175,000	141,850

S&P 500 Index	Put	04/21/2023	10	USD	4,450.00	USD	4,450,000	356,500

S&P 500 Index	Put	06/16/2023	10	USD	4,025.00	USD	4,025,000	136,650

S&P 500 Index	Put	07/21/2023	10	USD	3,750.00	USD	3,750,000	87,500

S&P 500 Index	Put	05/19/2023	10	USD	4,050.00	USD	4,050,000	128,000

S&P 500 Index	Put	11/17/2023	10	USD	3,875.00	USD	3,875,000	164,200

Total Index Options Purchased								$2,170,300

(a)	Open Exchange-Traded Index Options Purchased collateralized by $4,095,000 cash held with Morgan Stanley & Co.
*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts(a)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Brent Crude	33	June-2023	$2,766,390	$73,147	$73,147

Corn	37	July-2023	1,230,713	(23,531)	(23,531)

Gasoline Reformulated Blendstock Oxygenate Blending	33	February-2023	3,557,585	182,525	182,525

LME Nickel	4	March-2023	725,904	20,772	20,772

Low Sulphur Gas Oil	43	May-2023	3,647,475	243,531	243,531

Natural Gas	27	November-2023	1,119,150	(454,317)	(454,317)

New York Harbor Ultra-Low Sulfur Diesel	22	March-2023	2,807,297	(20,796)	(20,796)

Soybean	28	July-2023	2,126,250	113,539	113,539

Soybean Meal	42	March-2023	2,033,640	156,332	156,332

Soybean Oil	31	May-2023	1,162,314	12,211	12,211

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Futures Contracts(a)–(continued)

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Sugar No. 11	45	February-2024	$970,704	$48,799	$48,799

WTI Crude	23	July-2023	1,811,250	32,809	32,809

Subtotal				385,021	385,021

Equity Risk

E-Mini Russell 2000 Index	9	March-2023	872,730	57,487	57,487

EURO STOXX 50 Index	119	March-2023	5,396,060	291,258	291,258

FTSE 100 Index	129	March-2023	12,324,618	395,850	395,850

Tokyo Stock Price Index	31	March-2023	4,704,836	75,396	75,396

Subtotal				819,991	819,991

Interest Rate Risk

Australia 10 Year Bonds	4	March-2023	340,010	11,060	11,060

Canada 10 Year Bonds	112	March-2023	10,628,026	144,868	144,868

Euro-Bund	17	March-2023	2,528,646	(87,482)	(87,482)

Japan 10 Year Bonds	2	March-2023	2,251,911	18,336	18,336

Subtotal				86,782	86,782

Subtotal–Long Futures Contracts				1,291,794	1,291,794

Short Futures Contracts

Commodity Risk

Cocoa	22	May-2023	(578,380)	(388)	(388)

Coffee ’C’	22	July-2023	(1,492,838)	(161,785)	(161,785)

Cotton No. 2	1	March-2023	(43,110)	(1,560)	(1,560)

Gold 100 Oz.	34	April-2023	(6,614,020)	(27,981)	(27,981)

Kansas City Wheat	22	July-2023	(949,850)	62,971	62,971

Lean Hogs	1	April-2023	(34,570)	2,861	2,861

Live Cattle	32	April-2023	(2,086,720)	(41,983)	(41,983)

Silver	28	March-2023	(3,337,040)	(238,392)	(238,392)

Wheat	58	July-2023	(2,236,625)	194,811	194,811

Subtotal				(211,446)	(211,446)

Equity Risk

E-Mini S&P 500 Index	32	March-2023	(6,544,000)	(104,719)	(104,719)

MSCI EAFE Index	135	March-2023	(14,303,250)	(943,510)	(943,510)

MSCI Emerging Markets Index	213	March-2023	(11,124,990)	(669,248)	(669,248)

S&P/TSX 60 Index	10	March-2023	(1,884,785)	(119,760)	(119,760)

Subtotal				(1,837,237)	(1,837,237)

Interest Rate Risk

Long Gilt	93	March-2023	(11,982,595)	(250,839)	(250,839)

U.S. Treasury Long Bonds	13	March-2023	(1,688,375)	(39,895)	(39,895)

Subtotal				(290,734)	(290,734)

Subtotal–Short Futures Contracts				(2,339,417)	(2,339,417)

Total Futures Contracts				$(1,047,623)	$(1,047,623)

(a)	Futures contracts collateralized by $12,443,156 cash held with Goldman Sachs & Co. LLC, the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Commodity Risk

Barclays Bank PLC	Receive	Barclays Commodity Strategy 1748 Excess Return Index	0.42%	Monthly	27,850	April-2023	USD	8,818,371	$–	$75,479	$75,479

Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	18,600	August-2023	USD	2,066,419	–	20,518	20,518

Macquarie Bank Ltd.	Receive	Macquarie F6 Carry Alpha Index	0.32	Monthly	176,620	April-2023	USD	50,419,023	–	109,557	109,557

Subtotal – Appreciation									–	205,554	205,554

Commodity Risk

Morgan Stanley Capital Services LLC	Pay	S&P GSCI Aluminum Dynamic Roll Index Excess Return	0.30	Monthly	18,800	June-2023	USD	2,254,652	–	(38,593)	(38,593)

Total – Total Return Swap Agreements									$–	$166,961	$ 166,961

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Open Over-The-Counter Total Return Swap Agreements(a)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Equity Risk

BNP Paribas S.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.370%	Monthly	75	May-2023	USD	543,567	$–	$325	$325

BNP Paribas S.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.370%	Monthly	65	May-2023	USD	403,593	–	184	184

BNP Paribas S.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.370%	Monthly	75	May-2023	USD	669,308	–	17,422	17,422

BNP Paribas S.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.340%	Monthly	1,987	February-2023	USD	3,928,378	–	2,206	2,206

Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.410%	Monthly	320	February-2023	USD	632,653	–	355	355

Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Daily Net Total Return Index	SOFR + 0.410%	Monthly	3	February-2023	USD	5,931	–	3	3

Citibank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR + 0.300%	Monthly	635	February-2023	USD	3,974,814	–	19,306	19,306

Citibank, N.A.	Receive	MSCI EAFE Momentum Index	SOFR + 0.300%	Monthly	95	February-2023	USD	594,657	–	2,888	2,888

Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.350%	Monthly	965	February-2023	USD	4,418,031	–	6,186	6,186

Citibank, N.A.	Receive	MSCI EAFE Quality Index	SOFR + 0.350%	Monthly	75	February-2023	USD	343,370	–	481	481

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.560%	Monthly	150	May-2023	USD	969,464	–	6,782	6,782

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	552	August-2023	USD	3,567,626	–	24,959	24,959

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)–(continued)

Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

J.P. Morgan Chase Bank, N.A.	Receive	Invesco Emerging Markets + Korea Large Cap Broad Price Momentum Index	SOFR + 0.630%	Monthly	368	August- 2023	USD	2,378,417	$–	$16,639	$ 16,639

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	530	May-2023	USD	3,841,207	–	2,297	2,297

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.360%	Monthly	15	May-2023	USD	108,713	–	65	65

J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.380%	Monthly	655	May-2023	USD	4,066,980	–	1,851	1,851

J.P. Morgan Chase Bank, N.A.	Receive	Invesco US Large Cap Broad Quality Total Return Index	SOFR + 0.380%	Monthly	445	May-2023	USD	3,971,225	–	103,368	103,368

Subtotal – Appreciation									–	205,317	205,317

Equity Risk

Bank of America N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	60	July-2023	USD	111,512	–	(116)	(116)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.560%	Monthly	380	May-2023	USD	706,241	–	(737)	(737)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	2,737	August- 2023	USD	5,086,797	–	(5,310)	(5,310)

J.P. Morgan Chase Bank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.630%	Monthly	483	August- 2023	USD	897,670	–	(937)	(937)

Subtotal – Depreciation									–	(7,100)	(7,100)

Total – Total Return Swap Agreements									$–	$198,217	$ 198,217

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Reference Entity Components

Reference Entity	Underlying Components	Percentage

Macquarie F6 Carry Alpha Index

	Long Futures Contracts

	Aluminum	6.20%

	Coffee ’C’	4.00

	Copper	7.40

	Corn	6.70

	Cotton No. 2	2.02

	Heating Oil	2.62

	KC HRW Wheat	2.37

	Lean Hogs	2.97

	Live Cattle	4.41

	LME Lead	1.21

	Low Sulphur Gasoil	3.44

	Natural Gas	9.77

	Nickel	3.85

	RBOB Gasoline	3.16

	Soybean Meal	3.88

	Soybean Oil	4.07

	Soybeans	6.96

	Sugar No. 11	3.33

	Wheat	3.80

	WTI Crude	13.54

	Zinc	4.30

	Total	100%

	Short Futures Contracts

	Aluminum	(5.87)%

	Coffee ’C’	(3.93)

	Copper	(7.18)

	Corn	(7.37)

	Cotton No. 2	(1.98)

	Heating Oil	(2.81)

	KC HRW Wheat	(2.36)

	Lean Hogs	(2.40)

	Live Castle	(4.42)

	LME Lead	(1.17)

	Low Sulphur Gasoil	(3.71)

	Natural Gas	(8.01)

	Nickel	(3.69)

	RBOB Gasoline	(3.13)

	Soybean Meal	(4.62)

	Soybean Oil	(4.05)

	Soybeans	(7.61)

	Sugar No. 11	(3.66)

	Wheat	(3.62)

	WTI Crude	(14.17)

	Zinc	(4.24)

	Total	(100)%

S&P GSCI Aluminum Dynamic Roll Index Excess Return

	Long Futures Contracts

	Aluminum	100%

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Abbreviations:

SOFR  –Secured Overnight Financing Rate

USD    –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

                                          Invesco Macro Allocation Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

January 31, 2023

(Unaudited)

NOTE 1– Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Securities	$ –	$48,950,841	$–	$ 48,950,841

Money Market Funds	88,088,563	7,236,789	–	95,325,352

Options Purchased	2,170,300	–	–	2,170,300

Total Investments in Securities	90,258,863	56,187,630	–	146,446,493

Other Investments - Assets*

Futures Contracts	2,138,563	–	–	2,138,563

Swap Agreements	–	410,871	–	410,871

	2,138,563	410,871	–	2,549,434

Other Investments - Liabilities*

Futures Contracts	(3,186,186)	–	–	(3,186,186)

Swap Agreements	–	(45,693)	–	(45,693)

	(3,186,186)	(45,693)	–	(3,231,879)

Total Other Investments	(1,047,623)	365,178	–	(682,445)

Total Investments	$89,211,240	$56,552,808	$–	$145,764,048

*	Unrealized appreciation (depreciation).

                                          Invesco Macro Allocation Strategy Fund